Long-term debt (Tables)	12 Months Ended
Sep. 30, 2023
Borrowings [abstract]
Disclosure of long-term debt

	As at September 30, 2023	As at September 30, 2022
	$	$
2014 U.S. Senior unsecured notes repayable, in two tranches, totaling $473,830 (U.S. $350,000) in September 2024[1]	473,808	550,177
2021 U.S. Senior unsecured notes of $812,280 (U.S.$600,000) repayable in September 2026 and of $541,520 (U.S.$400,000) repayable in September 2031[2]	1,342,714	1,361,974
2021 CAD Senior unsecured notes of $600,000 repayable in September 2028[3]	596,550	595,900
Unsecured committed term loan credit facility[4]	676,886	687,705
Other long-term debt	10,363	71,278
	3,100,321	3,267,034
Current portion	1,158,971	93,447
	1,941,350	3,173,587
1    As at September 30, 2023, an amount of $473,830,000 was borrowed, less financing fees. The private placement is comprised of two tranches of Senior U.S. unsecured notes with a maturity of 1 year and a weighted average interest rate of 4.01% (3.98% in 2022) (2014 U.S. Senior Notes). In September 2023, the Company repaid the sixth of the seven yearly scheduled repayments of U.S.$50,000,000 on a tranche of the Senior U.S. unsecured notes for a total amount of $67,765,000 and settled the related cross-currency swaps (Note 32). The Senior unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 33). As at September 30, 2023, the Company was in compliance with these covenants.
2    As at September 30, 2023, an amount of $1,353,800,000 was borrowed less financing fees. The 2021 U.S. Senior Notes are comprised of two series of Senior U.S. unsecured notes with a weighted average maturity of 5 years and a weighted average interest rate of 1.79%.
3    As at September 30, 2023, an amount of $600,000,000 was borrowed, less financing fees. The 2021 CAD Senior Notes are due in September 2028, with an interest rate of 2.10%.
4    As at September 30, 2023, an amount of $676,900,000 was borrowed, less financing fees. This facility bears interest based on the 1 month Secured Overnight Financing Rate (SOFR) rate, plus a variable margin that is determined based on the Company's leverage ratio. The unsecured committed term loan credit facility is due in December 2023, with an interest rate of 6.43%. The unsecured committed term loan credit facility contains covenants that require the Company to maintain certain financial ratios (Note 33). As at September 30, 2023, the Company was in compliance with these covenants.
As a result of the interbank offered rates (IBORs) reform and the related expiry of the USD London Interbank Offered Rate (Libor) rate effective June 30, 2023, the Company renegotiated the unsecured committed term loan credit facility and the related cross-currency interest rate swaps (the hedging instruments) both expiring in December 2023 to transition to the 1 month Secured Overnight Financing Rate (SOFR) rate from the 1 month USD Libor rate. The change in rate resulted in no significant impact on the Company’s consolidated financial statements.